Share-based payments - Schedule of Free Shares Outstanding (Details)	Jun. 30, 2025 shares	Jun. 27, 2023 shares benefeciary
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	5,158,881
AGA 2023 - P1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		1,200,000
Total number of awards granted (in shares)		427,110
Total number of shares to which the awards were likely to give right (in shares)		427,110
Number of shares subscribed (in shares)	392,060
Total number of awards lapsed, cancelled or forfeited (in shares)	35,050
Total number of awards outstanding (in shares)	0
Total number of shares that may be subscribed (in shares)	0
Duration of the holding period		1 year
AGA 2023 - P1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		298,860
AGA 2023 - P1 | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		200,116
AGA 2023 - P1 | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		33,354
AGA 2023 - P1 | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		65,390
AGA 2023 - P1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		88
AGA 2023 - P2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		1,200,000
Total number of awards granted (in shares)		439,210
Total number of shares to which the awards were likely to give right (in shares)		439,210
Number of shares subscribed (in shares)	417,760
Total number of awards lapsed, cancelled or forfeited (in shares)	21,450
Total number of awards outstanding (in shares)	0
Total number of shares that may be subscribed (in shares)	0
Duration of the holding period		1 year
AGA 2023 - P2 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		293,470
AGA 2023 - P2 | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		200,116
AGA 2023 - P2 | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		33,354
AGA 2023 - P2 | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		65,390
AGA 2023 - P2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		87